Earnings per Share ("EPS") (Table) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings per Share ("EPS") [Abstract]
Net loss	$ (81,837,965)	$ (35,536,894)
Less: Net loss attributable to non-vested share awards	1,363,398	570,474
Net loss attributable to common shareholders	$ (80,474,567)	$ (34,966,420)
Denominators
Weighted average common shares outstanding, basic and diluted	24,460,642	22,414,824
Net loss per common share:
Net loss per common share, basic and diluted	$ (3.29)	$ (1.56)